Consolidated statements of financial position (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Statement
Reinsurers' share of insurance contract liabilities	[1]	$ 46,595	$ 13,856
Lent securities and assets subject to repurchase agreements		2,007
Lent securities			$ 90
Athene | In-force fixed and fixed index annuity | US insurance operations
Statement
Reinsurers' share of insurance contract liabilities		$ 27,300

[1]	At 31 December 2020, reinsurers’ share of insurance contract liabilities included $27.3 billion in respect of the reinsurance of substantially all of Jackson’s in-force fixed and fixed index annuity liabilities to Athene Life Re Ltd, as discussed in note D1.1.